UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21913

                                        DundeeWealth Funds
(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 301
                                        Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Amy D. Duling

DundeeWealth US, LP

1055 Westlakes Drive, Suite 301

                                        Berwyn, PA 19312
(Name and address of agent for service)

Registrant's telephone number, including area code: 610-854-0900

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Schedule of Investments

Dynamic Energy Income Fund
June 30, 2013 (Unaudited)

	Number of	Market
	Shares/Units	Value
COMMON STOCKS - 93.4%
Canada - 50.9%
ARC Resources, Ltd.	47,116	$1,233,340
Baytex Energy Corp.	28,753	1,036,169
Black Diamond Group, Ltd.	36,000	765,047
Bonterra Energy Corp.	22,900	1,076,955
Calfrac Well Services Ltd.	11,800	340,076
Canexus Corp.	118,027	1,032,470
Crescent Point Energy Corp.	30,736	1,042,458
Gibson Energy, Inc.	53,179	1,246,422
Innergex Renewable Energy, Inc.	90,937	760,042
Northland Power, Inc.	42,672	686,923
Parallel Energy Trust (a)	211,170	748,944
Pembina Pipeline Corp.	40,929	1,252,349
Pengrowth Energy Corp.	191,115	939,493
Renegade Petroleum, Ltd.	495,800	485,570
Renegade Petroleum, Ltd., Private Placement * † ‡	325,000	318,294
TransCanada Corp.	25,000	1,076,353
Twin Butte Energy, Ltd.	507,306	1,094,974
Veresen, Inc.	32,284	382,791
Vermilion Energy, Inc.	24,181	1,182,034
Whitecap Resources, Inc.	106,300	1,103,733
		17,804,437

Netherland - 4.6%
LyondellBasell Industries NV, Class A	24,500	1,623,370

United States - 3 7.9%
Access Midstream Partners LP	13,800	658,260
Anadarko Petroleum Corp.	11,900	1,022,567
Chevron Corp.	8,800	1,041,392
ConocoPhillips	17,300	1,046,650
DCP Midstream Partners LP	6,500	351,650
Energy Transfer Partners LP	29,000	1,465,660
Enterprise Products Partners LP	20,700	1,286,505
EOG Resources, Inc.	5,400	711,072
Magellan Midstream Partners LP	13,300	724,850
Marathon Oil Corp.	32,400	1,120,392
MarkWest Energy Partners LP	12,000	802,200
Noble Energy, Inc.	14,200	852,568
Plains All American Pipeline LP	22,000	1,227,820
Targa Resources Partners LP	18,500	933,325
		13,244,911

Total Common Stocks
(Cost $34,736,411)		32,672,718

	Principal
	Amount
SHORT-TERM INVESTMENTS - 6.6%
BNY Mellon Cash Reserve,
0.01%**, due 07/01/13	$2,325,551	2,325,551
Total Short-Term Investments
(Cost $2,325,551)		2,325,551

Total Investments - 100.0%
(Cost $37,061,962)***		34,998,269
Put Written Options - (0.0)%
(Premiums received $2,872)		(4,488)
Forward Foreign Exchange Contract - 0.6%
(Unrealized appreciation)		215,384
Liabilities in Excess of Other Assets - (0.6)%		(222,367)
NET ASSETS - 100.0%		$34,986,798

Put Options Written as of 06/30/13 were as follows:
Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value

80	Canadian Natural Resources	Aug. 2013/$28	$ (4,488)
Total (Premiums received $6,109)			$ (4,488)

Forward Foreign Exchange Contracts as of 06/30/13 were as follows:

Short Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation

CAD	11,475,397	USD	11,850,000	7/25/13	$ 215,384
Total Unrealized Depreciation					$ 215,384

†	Fair valued security. The aggregate value of fair valued securities is $318,294 comprising .91% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
‡	Illiquid security.
(a)	Denoted in units.
CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of June 28, 2013.
***	Aggregate tax cost is $35,105,643
and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$2,412,088
	Gross unrealized depreciation	(4,845,013)
	Net unrealized depreciation	$(2,432,925)

Sector Allocation	% of Net Assets
Energy	79.5%
Materials	9.8
Utilities	4.1
Short-Term Investments and other	6.6
100.0%

See Notes Schedule of Investments

Schedule of Investments

Dynamic Canadian Equity Income Fund
June 30, 2013 (Unaudited)
	Number of	Market
	Shares/ Units	Value
COMMON STOCKS - 94.4%
Bermuda - 0.9%
Brookfield Infrastructure Partners LP (a)	800	$29,216
Brookfield Renewable Energy Partners LP (a)	1,505	41,571
		70,787
Canada - 81.4%
Alaris Royalty Corp.	4,300	130,345
Allied Properties Real Estate Investment Trust, REIT	3,000	91,309
Baytex Energy Corp.	3,063	110,381
BCE, Inc.	5,500	225,501
Black Diamond Group Ltd.	3,900	82,880
Boardwalk Real Estate Investment Trust, REIT	500	27,712
Bonterra Energy Corp.	4,000	188,114
Brookfield Asset Management, Inc., Class A	4,313	155,017
Calloway Real Estate Investment Trust, REIT	8,871	216,862
Canadian Apartment Properties, REIT	1,800	38,766
Canadian Imperial Bank of Commerce	700	49,680
Canadian Real Estate Investment Trust, REIT	2,422	100,293
Canadian Utilities Ltd., Class A	6,800	238,650
Canexus Corp.	13,461	117,753
Chartwell Retirement Residences, REIT	25,526	238,100
Cineplex, Inc.	500	17,533
Crescent Point Energy Corp.	6,145	208,417
Crombie Real Estate Investment Trust, REIT	4,000	52,106
Dundee Industrial Real Estate Investment Trust, REIT	7,900	68,056
Dundee Real Estate Investment Trust, Class A, REIT	3,100	96,210
Emera, Inc.	200	6,281
Enbridge, Inc.	8,112	341,002
Fortis, Inc., Receipt*†	1,300	39,938
Gibson Energy, Inc.	5,500	128,910
Great-West Lifeco, Inc.	7,100	192,605
H&R Real Estate Investment Trust, REIT	8,100	169,748
HNZ Group Inc., Class A	4,400	88,653
Innergex Renewable Energy, Inc.	42,386	354,258
Milestone Apartments Real Estate Investment Trust	20,000	188,076
Morneau Shepell, Inc.	20,900	278,415
Northland Power, Inc.	8,828	142,111
Parallel Energy Trust (a)	6,329	22,447
Pembina Pipeline Corp.	5,900	180,529
Pengrowth Energy Corp.	15,929	78,305
Pizza Pizza Royalty Corp.	24,600	287,706
Renegade Petroleum Ltd. Private Placement * † ‡	31,400	30,752
RioCan Real Estate Investment Trust, REIT	4,181	100,460
Rogers Communications, Inc., Class B	1,950	76,391
TELUS Corp.	2,606	76,071
The Churchill Corp., Class A	6,761	53,422
The Keg Royalties Income Fund (a)	22,600	306,004
The Toronto-Dominion Bank	3,050	244,969
TransCanada Corp.	4,539	195,423
Veresen, Inc.	7,965	94,441
Vermilion Energy, Inc.	3,644	178,129
		6,308,731

Netherlands - 2.1%
LyondellBasell Industries NV, Class A	2,400	159,024

United States - 10.0%
Ares Capital Corp.	5,600	96,320
Brookfield Property Partners LP	247	5,002
Comcast Corp., Class A	3,100	129,828
Starwood Property Trust, Inc., REIT	3,200	79,200

Schedule of Investments
(Continued)

Dynamic Canadian Equity Income Fund
June 30, 2013 (Unaudited)
	Number of	Market
	Shares/ Units	Value
COMMON STOCKS (continued)
United States (continued)
The Home Depot, Inc.	1,127	$87,309
Union Pacific Corp.	700	107,996
United Parcel Service, Inc., Class B	1,800	155,664
Wells Fargo & Co.	2,750	113,492
		774,811
Total Common Stocks
(Cost $7,478,172)		7,313,353
	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.4%
BNY Mellon Cash Reserve,
0.01%**, due 7/01/13	$184,112	$184,112

Total Short-Term Investments
(Cost $184,112)		184,112

Total Investments - 96.7%
(Cost $7,662,284)***		7,497,465
Forward Foreign Currency Exchange Contract - 0.8%
(Unrealized appreciation)		65,015
Other Assets Less Liabilities - 2.4%		187,923
NET ASSETS - 100.0%		$7,750,403

Forward Foreign Currency Exchange Contracts as of 06/30/13 were as follows:

Short Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation

USD	3,463,924	CAD	3,577,000	7/25/13	$ 65,015
Total Unrealized Depreciation					$ 65,015

(a)	Denoted in units.
†	Fair valued security. The aggregate value of fair valued securities is $70,690 comprising .91% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
‡	Security is deemed an illiquid security under procedures approved by the Board of Trustees of the Trust.
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of June 28, 2013.
***	Aggregate tax cost is $7,478,184
net unrealized depreciation is as follows:
	Gross unrealized appreciation	$389,243
	Gross unrealized depreciation	(554,074)
	Net unrealized depreciation	$(164,831)

Sector Allocation	% of Net Assets
Energy	25.9%
Investment Companies	18.9
Financial	10.3
Consumer Discretionary	9.9
Industrials	9.0
Utilities	7.4
Telecommunication Services	6.6
Health Care	4.5
Materials	1.9
Short-Term Investments and other	5.6
100.0%

See Notes to Schedule of Investments

Schedule of Investments

Dynamic Contrarian Advantage Fund
June 30, 2013 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 73.5%
Italy - 3.9%
Davide Campari-Milano SpA †	3,890	$28,106
Tod's SpA †	240	33,788
		61,894
Japan - 4.0%
Japan Tobacco, Inc. †	900	31,809
Toyota Motor Corp. †	500	30,191
		62,000

Netherlands - 6.0%
ASML Holding NV †	435	34,127
Unilever NV, CVA †	1,510	59,232
		93,359

Sweden - 2.9%
Assa Abloy AB, Class B †	1,160	45,221

United States - 56.7%
American Express Co.	460	34,390
Berkshire Hathaway, Inc., Class B*	720	80,582
CBS Corp., Class B, Non-Voting	780	38,119
Costco Wholesale Corp.	600	66,342
Danaher Corp.	750	47,475
Ford Motor Co.	2,250	34,807
Google, Inc., Class A*	70	61,626
Honeywell International, Inc.	600	47,604
Johnson & Johnson	530	45,506
JPMorgan Chase & Co.	570	30,090
Mastercard, Inc., Class A	50	28,725
Medtronic, Inc.	640	32,941
Noble Energy, Inc.	820	49,233
Parker Hannifin Corp.	500	47,700
Ross Stores, Inc.	520	33,701
The Coca-Cola Co.	720	28,879
The Hershey Co.	720	64,282
The Walt Disney Co.	540	34,101
Thermo Fisher Scientific, Inc.	400	33,852
Wells Fargo & Co.	1,150	47,460
		887,415
Total Common Stocks
(Cost $1,063,427)		1,149,889

Schedule of Investments
(Continued)

Dynamic Contrarian Advantage Fund
June 30, 2013 (Unaudited)

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 24.5%
BNY Mellon Cash Reserve,
0.01%**, due 07/01/13	$382,846	$382,846

Total Short-Term Investments
(Cost $382,846)		382,846

Total Investments - 98.0%
(Cost $1,446,273)***		1,532,735
Forward Foreign Currency Exchange Contracts - (0.3)%
(Unrealized Depreciation)		(4,670)
Other Assets Less Liabilities - 2.3%		36,193
NET ASSETS - 100.0%		$1,564,258

Forward Foreign Currency Exchange Contracts as of 6/30/13 were as follows:

Long Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Depreciation

CAD	50,000	USD	49,034	7/25/13	$ (1,524)
EUR	20,000	USD	26,396	7/25/13	(361)
JPY	2,400,000	USD	24,786	7/25/13	(585)
Total Unrealized Depreciation					$ (2,470)

Short Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation

USD	48,419	CAD	50,000	7/25/13	$ 909
USD	102,918	EUR	80,000	7/25/13	(1,225)
USD	8,144	JPY	800,000	7/25/13	77
USD	59,550	JPY	6,100,000	7/25/13	(1,961)
Total Unrealized Appreciation/Depreciation					$ (2,200)

†	Fair valued security. The aggregate value of fair valued securities is $262,474 comprising 16.78% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
CAD	Canadian Dollar
CVA	Certificaten Van Aandelen
EUR	Euros
JPY	Japanese Yen
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of June 28, 2013.
***	Aggregate tax cost is $1,064,256
and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$93,164
	Gross unrealized depreciation	(7,531)
	Net unrealized appreciation	$85,633

Sector Allocation	% of Net Assets
Consumer Staples	17.8%
Consumer Discretionary	13.7
Information Technology	12.3
Financial	10.1
Industrials	6.1
Energy	6.0
Health Care	5.0
Telecommunication Services	2.5
Short-Term Investments and other	26.5
100.0%

See Notes Schedule of Investments

Schedule of Investments

Dynamic Gold and Precious Metals Fund
June 30, 2013 (Unaudited)

	Number of	Market
	Shares/Units	Value
COMMON STOCKS - 84.0%
Australia - 14.0%
Northern Star Resources Ltd. †	105,000	$55,894
Orbis Gold Ltd. †*	300,000	37,658
Papillion Resources Ltd. †*	1,550,000	943,604
Perseus Mining Ltd. †*	900,000	357,079
Regis Resources Ltd. †*	250,000	659,355
		2,053,590

Canada - 63.3%
Alamos Gold, Inc.	85,000	1,029,666
Asanko Gold, Inc. *	154,700	330,964
Augusta Resource Corp. *	202,000	424,475
Aureus Mining, Inc. *	70,700	25,545
Belo Sun Mining Corp. *	1,500,000	670,343
Colorado Resources Ltd. *	100,000	60,854
Detour Gold Corp. *	85,000	666,778
Franco-Nevada Corp.	21,900	784,002
Goldcorp, Inc.	25,000	618,250
Osisko Mining Corp. *	215,000	711,420
PMI Gold Corp. *	1,250,000	380,337
Premier Gold Mines Ltd. *	224,600	390,813
Probe Mines Ltd. *	258,400	427,513
Roxgold, Inc. *	2,144,300	784,972
San Gold Corp. *	450,000	44,928
Sarama Resources Ltd. (a) *	135,000	19,254
Silver Wheaton Corp.	36,000	705,486
Timmins Gold Corp. *	140,000	308,833
Torex Gold Resources, Inc. *	750,000	948,464
Unigold, Inc.*	82,700	5,898
		9,338,795

Jersey Channel Islands - 0.9%
Lydian International Ltd. *	120,000	136,921

Mexico - 5.8%
Fresnillo plc †	64,000	861,546

Total Common Stocks
(Cost $23,304,151)		12,390,852

	Shares
WARRANTS - 0.0%
Canada - 0.0%
Peregrine Diamonds, Ltd., Expire 11/14/13 †* ‡	17,142	0
Total Warrants
(Cost $0)		0

Schedule of Investments
(Continued)

Dynamic Gold and Precious Metals Fund
June 30, 2013 (Unaudited)

		Market
	Amount	Value
SHORT-TERM INVESTMENTS - 18.2%
BNY Mellon Cash Reserve,
0.01%**, due 07/01/13	$2,691,428	2,691,428

Total Short-Term Investments
(Cost $2,691,428)		2,691,428

Total Investments - 102.2%
(Cost $25,995,579)***		15,082,280
Liabilities in Excess of Other Assets - (2.2)%		(328,797)
NET ASSETS - 100.0%		$14,753,483

†	Fair valued security. The aggregate value of fair valued securities is $2,915,136 comprising 19.76% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
‡	Illiquid security.
(a)	Denoted in units.
*	Non-income producing security.
**	Current yield as of June 28, 2013.
***	Aggregate tax cost is $24,915,570
	and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$156,670
	Gross unrealized depreciation	(12,681,388)
	Net unrealized depreciation	$(12,524,718)

Sector Allocation	% of Net Assets
Materials	84.0%
Short-Term Investments and other	16.0
100.0%

See Notes Schedule of Investments

Schedule of Investments

Dynamic U.S. Growth Fund
June 30, 2013 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 98.5%
Consumer Discretionary - 32.8%
Chipotle Mexican Grill, Inc. *	5,000	$1,821,750
Michael Kors Holdings Ltd*	41,500	2,573,830
priceline.com, Inc. *	3,000	2,481,390
Tesla Motors, Inc. *	8,300	891,669
Tractor Supply Co.	18,700	2,199,307
Ulta Salon Cosmetics & Fragrance, Inc. *	16,700	1,672,672
Under Armour, Inc., Class A*	33,500	2,000,285
		13,640,903

Health Care - 16.8%
Celgene Corp.*	10,700	1,250,937
Illumina, Inc. *	19,500	1,459,380
Pharmacyclics, Inc.*	21,600	1,716,552
Regeneron Pharmaceuticals, Inc.*	11,400	2,563,632
		6,990,501

Information Technology - 48.9%
Commvault Systems, Inc.*	32,600	2,474,014
Cree, Inc. *	20,700	1,321,902
Google, Inc., Class A*	2,600	2,288,962
Infoblox, Inc.*	61,200	1,790,712
LinkedIn Corp., Class A*	10,700	1,907,810
NetSuite, Inc.*	27,600	2,532,024
QLIK Technologies, Inc.*	63,500	1,795,145
Sourcefire, Inc.*	32,000	1,777,600
Splunk, Inc.*	48,800	2,262,368
Stratasys, Ltd. *	9,400	787,156
Workday, Inc., Class A*	21,700	1,390,753
		20,328,446

Total Common Stocks
(Cost $35,638,683)		40,959,850

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.0%
BNY Mellon Cash Reserve,
0.01%**, due 7/01/13	$16,105	16,105

Total Short-Term Investments
(Cost $16,105)		16,105

Total Investments - 98.5%
(Cost $35,654,788)***		40,975,955
Other Assets Less Liabilities - 1.5%		620,830
NET ASSETS - 100.0%		$41,596,785

*	Non-income producing security.
**	Current yield as of June 28, 2013.
***	Aggregate tax cost is $36,133,391
	and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$5,367,788
	Gross unrealized depreciation	(541,329)
	Net unrealized appreciation	$4,826,459

Sector Allocation	% of Net Assets
Information Technology	48.9%
Consumer Discretionary	32.8
Health Care	16.8
Short-Term Investments and other	1.5
100.0%

See Notes Schedule of Investments

Dynamic Energy Income Fund, Dynamic Canadian Equity Income Fund,

Dynamic Contrarian Advantage Fund, Dynamic Gold & Precious Metals Fund,

Dynamic U.S. Growth Fund,

Notes to Schedule of Investments

June 30, 2013 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees of DundeeWealth Funds (the “Board”). Fair value prices for foreign equity securities located outside of North and South America are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board.

Derivative Financial Instruments - The Funds may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If GCIC US, Ltd.’s (the “Sub-Adviser” or “GCIC”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Funds may leave the Funds in a worse position than if they had not used such strategies.

Derivative contracts held are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Funds are subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Funds may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures

Notes to Schedule of Investments

(Continued)

Trading Commission (“CFTC”).The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

There are significant risks associated with the Funds’ use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the ability of DundeeWealth US, LP, the investment adviser to the Funds (the “Adviser”) or GCIC to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds’ exposure to price fluctuations, while others tend to increase its market exposure.

At June 30, 2013, the Funds held no investments in futures contracts or options on futures.

Forward Foreign Currency Exchange Contracts - The Funds did engage in forward foreign currency exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Adviser or Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise desire, to the possible detriment of a Fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, a Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to a Fund.

During the period ended June 30, 2013, the Dynamic Energy Income Fund, Dynamic Canadian Equity Income Fund and Dynamic Contrarian Advantage Fund entered into forward foreign exchange contracts with Barclays Capital.

Notes to Schedule of Investments

(Continued)

Forward foreign currency exchange contracts for the Dynamic Energy Income Fund, Dynamic Canadian Equity Income Fund and Dynamic Contrarian Advantage Fund at June 30, 2013 are presented within the Schedules of Investments.

Options - The Funds may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. Each Fund may trade and write put and call options on securities, securities indices and currencies, as the Adviser or Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

During the period ended June 30, 2013, the Dynamic Energy Income Fund entered into option contracts with BMO Capital Markets.

Option positions for the Dynamic Energy Income Fund at June 30, 2013 are presented within the Schedules of Investments.

Written options activity for the Funds listed below for the six months ended June 30, 2013 was as follows:

	Dynamic Candian Equity Income Fund		Dynamic Contrarian Advantage Fund		Dynamic Energy Income Fund
	Number of		Number of		Number of
	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums
Options outstanding at September 30, 2012	79	$ 5,340	14	$ 7,380	84	$ 3,853
Options written	268	19,691			1,428	75,906
Options expired	(347)	(25,031)	(14)	(7,380)	(1,432)	(73,650)
Options outstanding at June 30, 2013	-	$ -	-	$ -	80	$ 6,109

The following tables summarize the value of derivatives held as of June 30, 2013, by their primary underlying risk exposure:

Asset Derivatives
	Total Value at June 30, 2013	Equity Contracts	Forward Foreign Currency Exchange Contracts
Dynamic Energy Income Fund	$ 215,384	$ -	$ 215,384
Dynamic Canadian Equity Income Fund	65,015	-	65,015
Total	$ 280,399	$ -	$ 280,399

Liability Derivatives
	Total Value at June 30, 2013	Equity Contracts	Forward Foreign Currency Exchange Contracts
Dynamic Energy Income Fund	$ (4,488)	$ (4,488)	$ -
Dynamic Contrarian Advantage Fund	(4,670)	-	(4,670)
Total	$ (9,158)	$ (4,488)	$ (4,670)

Notes to Schedule of Investments

(Continued)

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2013, is as follows:

	Dynamic Energy Income Fund	Dynamic Canadian Equity Income Fund	Dynamic Contrarian Advantage Fund	Dynamic Gold & Precious Metals Fund
ASSETS:
Level 1: Quoted Prices
Common Stocks Market Value:
Bermuda	$—	$70,787	$—	$—
Canada	17,486,143	6,238,041	—	9,338,795
Jersey Channel Islands	—	—	—	136,921
Netherlands	1,623,370	159,024	—	—
United States	13,244,911	774,811	887,415	—
Short-term Investments Market Value:	—	184,112	382,846	2,691,428
Total Level 1 Market Value of Investments	$32,354,424	$7,426,775	$1,270,261	$12,167,144

Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Australia	$—	$—	$—	$2,053,590
Canada	318,294	70,690	—	—
Italy	—	—	61,894	—
Japan	—	—	62,000	—
Netherlands	—	—	93,359	—
Mexico	—	—	—	861,546
Sweden	—	—	45,221	—
Total Level 2 Market Value of Investments	$318,294	$70,690	$262,474	$2,915,136

Level 3: Significant Unobservable Inputs
Warrants Market Value:
Canada	$—	$—	$—	$0
Total Level 3 Market Value of Investments	$—	$—	$—	$0

Total Market Value of Investments	$32,672,718	$7,497,465	$1,532,735	$15,082,280

Level 2: Other Significant Observable Inputs
ASSETS:
Other Financial Instruments Unrealized Appreciation: *
Foreign Currency Exchange Risks:
Forward Foreign Currency Exchange Contracts	$215,384	$65,015	$—	$—
LIABILITIES:
Other Financial Instruments Unrealized Depreciation: *
Foreign Currency Exchange Risks:
Forward Foreign Currency Exchange Contracts	—	—	(4,670)	—
Other Financial Instruments Market Value:
Equity Risks:
Put Options Written	(4,488)	—	—	—
			.
Total Other Financial Instruments	$210,896	$65,015	$(4,670)	$—

*	Other financial instruments are derivative instruments, such as futures, forwards, and options which are valued at the unrealized appreciation/depreciation of the investment.

To adjust for the time difference between local market close and the calculation of the NAV, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

Dynamic U.S. Growth Fund *
Level 1 - Quoted Prices	$ 40,975,955
Total Market Value of Investments	$ 40,975,955

*	Level 1 securities for Dynamic U.S. Growth Fund consist of common stocks and BNY Mellon Money Market Account as disclosed in the Schedule of Investments.

There were no Level 3 investments held at June 30, 2013 or September 30, 2012 for Dynamic Energy Income Fund, Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, and Dynamic U.S. Growth Fund.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value for the Dynamic Gold & Precious Metals Fund:

	Balance as of 9/30/12	Realized gain/(loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3 †	Transfers out of Level 3 †	Balance as of 6/30/13	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 6/30/13 †

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Warrants
Canada	$0	$—	$—	$—	$0	$—	$—	$0	$—
Total Warrants	0	—	—	—	0	—	—	0	—
TOTAL INVESTMENTS IN SECURITIES	$0	$—	$—	$—	$0	$—	$—	$0	$—

† The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

The Funds use recognized industry pricing services that are approved by the Board and unaffiliated with the Adviser, to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be

Notes to Schedule of Investments

(Continued)

sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair value prices for non-North and South American foreign equity securities are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Funds calculate NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board with respect to fair valuation events.

NOTE C. Tax Disclosure - The Funds intend to continue to comply with all requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute all of their taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2013.

At September 30, 2012, the Funds had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act 2010, the Funds will be permitted to carryforward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as short-term or long-term rather than being considered all short-term as under previous law.

Notes to Schedule of Investments

(Continued)

Expiring in Fiscal Year	Dynamic Energy Income Fund	Dynamic Canadian Equity Income Fund	Dynamic Contrarian Advantage Fund	Dynamic Gold & Precious Metals Fund	Dynamic U.S. Growth Fund
Short-Term (Post-Effective With No Expiration)	$ -	$ 11,213	$ 9,506	$ 18,148	$ 736,913
Long-Term (Post-Effective With No Expiration)	-	10,014	1,422	-	-

Schedule of Investments

JOHCM Emerging Markets Opportunities Fund
June 30, 2013 (Unaudited)
	Number of	Market
	Shares	Value
COMMON STOCKS - 88.3%
Brazil - 5.2%
Banco Bradesco SA, ADR	2,150	$27,972
BR Malls Participacoes SA †	800	7,153
Localiza Rent a Car SA	2,205	31,177
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	600	8,648
		74,950

China - 16.6%
Baidu, Inc., ADR *	30	2,836
China Construction Bank Corp., Class H †	51,000	35,824
China Merchants Bank Co., Ltd., Class H †	6,100	10,149
China Shenhua Energy Co., Ltd., Class H †	5,400	13,639
CNOOC, Ltd., ADR	236	39,525
ENN Energy Holdings, Ltd. †	5,000	26,529
Hengan International Group Co., Ltd. †	1,600	17,396
Industrial & Commercial Bank of China, Ltd., Class H †	63,000	39,375
Lenovo Group, Ltd. †	33,000	29,630
Sun Art Retail Group, Ltd. †	16,500	23,763
		238,666

Hong Kong - 10.2%
China Mobile, Ltd., ADR	788	40,795
China Overseas Land & Investment, Ltd. †	12,000	31,145
China Resources Land, Ltd. †	8,000	21,741
Haier Electronics Group Co., Ltd. †	14,000	22,293
Lee & Man Paper Manufacturing, Ltd. †	29,000	17,212
Xinyi Glass Holdings, Ltd. †	17,000	13,126
		146,312

India - 4.9%
HDFC Bank, Ltd., ADR	1,142	41,386
ICICI Bank, Ltd., ADR	777	29,720
		71,106

Jersey Channel Islands - 1.4%
Randgold Resources, Ltd. †	326	20,736

Korea - 16.9%
Hyundai Motor Co. †	26	5,108
Hyundai Motor Co., GDR *	993	41,517
LG Corp. †	332	18,383
NHN Corp. †	109	27,775
Samsung Electronics Co., Ltd. †	10	11,737
Samsung Electronics Co., Ltd., GDR	93	54,219
Samsung Electronics Co., Ltd., Preference †	71	54,749
Youngone Corp. †	860	29,409
		242,897

Malaysia - 4.5%
AMMB Holdings Bhd †	14,600	33,913
Gamuda Bhd †	20,900	31,279
		65,192

Netherland - 2.2%
Yandex NV, Class A *	1,169	32,300

Russia - 6.6%
Mobile Telesystems OJSC, ADR	2,314	43,827
Pharmstandard OJSC, GDR *	1,133	23,646
Sberbank of Russia, ADR *	2,432	27,700
		95,173

South Africa - 6.4%
MTN Group, Ltd. †	1,292	23,965
Naspers, Ltd. †	918	67,492
		91,457

Schedule of Investments
(Continued)

JOHCM Emerging Markets Opportunities Fund
June 30, 2013 (Unaudited)
	Number of	Market
	Shares	Value
COMMON STOCKS (continued)
Taiwan - 5.8%
Asustek Computer, Inc . †	1,000	$8,555
Novatek Microelectronics Corp. †	2,000	9,643
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,535	64,761
		82,959

Thailand - 5.5%
Bank of Ayudhya PCL †	19,000	21,548
BEC World PCL †	9,500	17,958
Kasikornbank PCL †	3,000	18,273
PTT Global Chemical PCL †	9,400	20,750
		78,529

Turkey - 1.7%
Turkiye Halk Bankasi A/S †	2,816	23,803

United Kingdom - 0.4%
Centamin PLC * †	12,482	5,968

Total Common Stocks
(Cost $1,312,183)		1,270,048

WARRANTS - 6.0%
Bermuda - 1.7%
Tata Consultancy Services, Ltd., Expire 05/26/15 *†	980	25,036

India - 4.3%
Exide Industries, Ltd., Expire 06/30/15 * †	12,312	25,059
HCL Technologies, Ltd., Expire 05/20/15 * †	1,365	17,825
Petronet LNG, Ltd., Expire 05/20/15 * †	9,037	18,979
		61,863
Total Warrants
(Cost $104,452)		86,899

	Principal
	Amount
SHORT-TERM INVESTMENTS - 4.3%
BNY Mellon Cash Reserve,
0.01%**, due 07/01/13	$62,210	62,210

Total Short-Term Investments
(Cost $62,210)		62,210

Total Investments - 98.6%
(Cost $1,478,845)***		1,419,157
Other Assets Less Liabilities - 1.4%		20,362
NET ASSETS - 100.0%		$1,439,519

†	Fair valued security. The aggregate value of fair valued securities is $846,918 comprising 58.83% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-income producing security
**	Current yield as of June 28, 2013
***	Aggregate tax cost is $1,478,845
	and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$61,753
	Gross unrealized depreciation	(121,441)
	Net unrealized depreciation	$(59,688)

Sector Allocation (Unaudited)	% of Net Assets
Financials	25.7%
Information Technology	23.6
Consumer Discretionary	13.7
Industrials	8.0
Telecommunication Services	7.5
Materials	4.4
Energy	3.7
Utilities	3.2
Consumer Staples	2.9
Health Care	1.6
Short-Term Investments and other	5.7
100.0%

See Notes to Schedule of Investments

Schedule of Investments

JOHCM International Select Fund
June 30, 2013 (Unaudited)
	Number of	Market
	Shares	Value
COMMON STOCKS - 95.8%
Canada - 2.5%
Valeant Pharmaceuticals International, Inc. *	125,995	$10,863,579

China - 2.7%
Tencent Holdings, Ltd. †	296,100	11,653,449

Germany - 21.6%
Adidas AG †	99,567	10,761,454
Brenntag AG †	67,381	10,232,074
GEA Group AG †	296,740	10,493,708
Henkel AG & Co. KGaA †	130,704	10,244,043
Hugo Boss AG * †	95,551	10,502,502
Kabel Deutschland Holding AG †	98,880	10,857,338
SAP AG †	138,678	10,154,767
Symrise AG †	259,327	10,470,488
Wirecard AG †	385,468	10,502,674
		94,219,048

Hong Kong - 4.6%
First Pacific Co., Ltd. †	8,913,683	9,512,647
Jardine Matheson Holdings, Ltd. †	174,308	10,532,874
		20,045,521

Ireland - 2.3%
Experian PLC †	578,928	10,041,301

Italy - 4.6%
Exor SpA †	338,934	10,023,404
Tod's SpA †	73,217	10,307,827
		20,331,231

Japan - 20.2%
J Front Retailing Co., Ltd. †	1,419,872	11,325,630
Japan Exchange Group, Inc. †	110,722	11,187,871
Japan Securities Finance Co., Ltd. †	1,475,369	10,742,115
Nitto Denko Corp. †	175,104	11,265,465
Softbank Corp. †	182,956	10,682,518
Sumitomo Mitsui Trust Holdings, Inc. †	2,394,163	11,178,400
Sysmex Corp. †	162,474	10,632,976
Tokai Tokyo Financial Holdings, Inc. †	1,614,054	11,003,382
		88,018,357

Netherlands - 7.7%
Chicago Bridge & Iron Co. NV	185,724	11,080,294
LyondellBasell Industries NV, Class A	168,054	11,135,258
NXP Semiconductors NV *	364,273	11,285,177
		33,500,729

Qatar - 2.3%
Industries Qatar QSC †	228,448	9,945,872

Singapore - 2.3%
Keppel Corp., Ltd. †	1,263,000	10,327,511

Sweden - 2.2%
Hexagon AB, Class B †	366,947	9,786,411

Schedule of Investments
(Continued)

JOHCM International Select Fund
June 30, 2013 (Unaudited)
	Number of	Market
	Shares	Value
COMMON STOCKS (continued)
Switzerland - 9.5%
Actelion, Ltd. †	180,357	$10,858,974
Credit Suisse Group AG †	359,317	9,526,460
Givaudan SA †	8,317	10,739,730
UBS AG †	609,565	10,355,482
		41,480,646

United Kingdom - 13.3%
3i Group PLC †	2,059,451	10,528,898
Barclays PLC †	2,265,410	9,711,302
Intermediate Capital Group PLC †	1,569,582	10,330,824
Liberty Global PLC, Class A *	54,100	4,007,699
Liberty Global PLC, Class C *	40,397	2,742,526
The Sage Group PLC †	1,983,803	10,288,506
WPP PLC †	611,266	10,443,286
		58,053,041

Total Common Stocks
(Cost $362,183,557)		418,266,696

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.7%
BNY Mellon Cash Reserve,
0.01%**, due 07/01/13	$16,006,859	16,006,859

Total Short-Term Investments
(Cost $16,006,859)		16,006,859

Total Investments - 99.5%
(Cost $378,190,416)***		434,273,555
Other Assets Less Liabilities - 0.5%		2,285,112
NET ASSETS - 100.0%		$436,558,667

†	Fair valued security. The aggregate value of fair valued securities is $367,152,163 comprising 84.10% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.
*	Non-income producing security.
**	Current yield as of June 28, 2013.
***	Aggregate tax cost is $378,601,689
	and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$60,600,458
	Gross unrealized depreciation	(4,928,592)
	Net unrealized appreciation	$55,671,866

Sector Allocation (Unaudited)	% of Net Assets
Financials	26.1%
Industrials	16.6
Information Technology	14.6
Consumer Discretionary	16.3
Materials	10.0
Health Care	7.4
Telecommunication Services	2.4
Consumer Staples	2.4
Short-Term Investments and other	4.2
100.0%

See Notes to Schedule of Investments

Schedule of Investments

JOHCM Global Equity Fund
June 30, 2013 (Unaudited)
	Number of	Market
	Shares	Value
COMMON STOCKS - 99.2%
Canada - 2.6%
Valeant Pharmaceuticals International, Inc. *	613	$52,767

China - 2.9%
Tencent Holdings, Ltd. †	1,498	58,956

Germany - 7.4%
Adidas AG †	482	52,096
Hugo Boss AG * †	449	49,352
SAP AG †	695	50,892
		152,340

Hong Kong - 2.5%
Jardine Matheson Holdings, Ltd. †	847	51,182

Indonesia - 2.1%
PT Bank Rakyat Indonesia Persero Tbk †	56,285	43,607

Ireland - 2.4%
Experian PLC †	2,837	49,207

Japan - 9.8%
Japan Exchange Group, Inc. †	497	50,219
Softbank Corp. †	876	51,148
Sumitomo Mitsui Trust Holdings, Inc. †	9,762	45,579
Sysmex Corp. †	800	52,355
		199,301

Netherlands - 7.6%
Chicago Bridge & Iron Co. NV	875	52,203
LyondellBasell Industries NV, Class A	797	52,809
NXP Semiconductors NV *	1,649	51,086
		156,098

Singapore - 3.7%
Avago Technologies, Ltd.	659	24,633
Keppel Corp., Ltd. †	6,143	50,231
		74,864

Sweden - 2.4%
Hexagon AB, Class B †	1,813	48,352

Switzerland - 7.6%
Actelion, Ltd. †	853	51,358
Givaudan SA †	41	52,943
UBS AG †	2,961	50,302
		154,603

Taiwan - 2.5%
MediaTek, Inc. †	4,371	50,527

Thailand - 1.9%
CP ALL PCL †	30,888	38,563

United Kingdom - 4.8%
Barclays PLC †	10,882	46,649
WPP PLC †	3,010	51,425
		98,074

Schedule of Investments
(Continued)

JOHCM Global Equity Fund
June 30, 2013 (Unaudited)
	Number of	Market
	Shares	Value
COMMON STOCKS (continued)
United States - 39.0%
Apollo Global Management LLC, Class A	2,176	$52,442
Blackstone Group LP	2,479	52,208
CBS Corp., Class B, Non-Voting	1,083	52,926
Chart Industries, Inc. *	544	51,185
eBay, Inc. *	1,007	52,082
Franklin Resources, Inc.	142	19,315
Google, Inc., Class A *	60	52,822
KKR & Co. LP	2,545	50,035
Maxim Integrated Products, Inc.	1,866	51,837
Oracle Corp.	1,529	46,971
Sourcefire, Inc. *	966	53,661
Stanley Black & Decker, Inc.	650	50,245
Starbucks Corp.	832	54,488
Stratasys, Ltd. *	611	51,165
Valero Energy Corp.	1,358	47,218
Westlake Chemical Corp.	569	54,857
		793,457

Total Common Stocks
(Cost $1,987,971)		2,021,898

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.0%
BNY Mellon Cash Reserve,
0.01%**, due 07/01/13	$19,635	19,635

Total Short-Term Investments
(Cost $19,635)		19,635

Total Investments - 100.2%
(Cost $2,007,606)***		2,041,533
Liabilities in Excess of Other Assets - (0.2)%		(4,435)
NET ASSETS - 100.0%		$2,037,098

†	Fair valued security. The aggregate value of fair valued securities is $994,943 comprising 48.84% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.
*	Non-income producing security
**	Current yield as of June 28, 2013
***	Aggregate tax cost is $2,008,149
	and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$96,133
	Gross unrealized depreciation	(62,749)
	Net unrealized appreciation	$33,384

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	29.1%
Financials	20.1
Industrials	14.9
Consumer Discretionary	12.8
Materials	7.9
Health Care	7.7
Telecommunication Services	2.5
Energy	2.3
Consumer Staples	1.9
Short-Term Investments and other	0.8
100.0%

See Notes to Schedule of Investments

JOHCM Emerging Markets Opportunities Fund

JOHCM International Select Fund

JOHCM Global Equity Fund

Notes to Schedules of Investments

June 30, 2013 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees of DundeeWealth Funds (the “Board”). Fair value prices for foreign equity securities located outside of North and South America are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board.

Derivative Financial Instruments - The Funds may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If JO Hambro Capital Management Ltd.’s (the “Sub-Adviser” or “JO Hambro”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Funds may leave the Funds in a worse position than if they had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Funds are subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Futures and Options on Futures - The Funds may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. An option on a futures contract gives the purchaser the right, in

Notes to Schedules of Investments

(Continued)

exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

At June 30, 2013, the Funds held no investments in futures contracts or options on futures.

Forward Foreign Currency Exchange Contracts - The Funds may engage in forward foreign currency exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies.

At June 30, 2013, the Funds held no investments in forward foreign currency exchange contracts.

Options - The Funds may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Funds may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Funds’ investment objective, and except as restricted by the Funds’ investment limitations.

At June 30, 2013, the Funds held no investments in options.

Participatory Notes (“P-Notes”) - The Funds may invest in P-Notes, which represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The following table presents the value of the P-Notes held in the JOHCM Emerging Markets Opportunities Fund as of June 30, 2013:

P-Note	Market Value
Exide Industries, Ltd., Expire 06/30/15	25,059
HCL Technologies, Ltd., Expire 05/20/15	17,825
Petronet LNG, Ltd., Expire 05/20/15	18,979
Tata Consultancy Services, Ltd., Expire 05/26/15	25,036

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities
Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Schedules of Investments

(Continued)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Funds’ investments as of June 30, 2013, is as follows:

	JOHCM Emerging Markets Opportunities Fund	JOHCM International Select Fund	JOHCM Global Equity Fund
Level 1: Quoted Prices

Common Stocks Market Value:
Brazil	$67,797	$—	$—
Canada	—	10,863,579	52,767
China	42,361	—	—
Hong Kong	40,795	—	—
India	71,106	—	—
Korea	95,736	—	—
Netherlands	32,300	33,500,729	156,098
Russia	95,173	—	—
Singapore	—	—	24,633
Taiwan	64,761	—	—
United Kingdom	—	6,750,225	—
United States	—	—	793,457
Short-term Investments Market Value	62,210	16,006,859	19,635
Total Level 1 Market Value of Investments	$572,239	$67,121,392	$1,046,590

Level 2: Other Significant Observable Inputs

Common Stocks Market Value:
Brazil	$7,153	$—	$—
China	196,305	11,653,449	58,956
Germany	—	94,219,048	152,340
Hong Kong	105,517	20,045,521	51,182
Indonesia	—	—	43,607
Ireland	—	10,041,301	49,207
Italy	—	20,331,231	—
Japan	—	88,018,357	199,301
Jersey Channel Islands	20,736	—	—
Korea	147,161	—	—
Malaysia	65,192	—	—
Qatar	—	9,945,872	—
Singapore	—	10,327,511	50,231
South Africa	91,457	—	—
Sweden	—	9,786,411	48,352
Switzerland	—	41,480,646	154,603
Taiwan	18,198	—	50,527
Thailand	78,529	—	38,563
Turkey	23,803	—	—
United Kingdom	5,968	51,302,816	98,074
Warrants Market Value:	—	—	—
Bermuda	25,036	—	—
India	61,863	—	—
Total Level 2 Market Value of Investments	$846,918	$367,152,163	$994,943
Total Market Value of Investments	$1,419,157	$434,273,555	$2,041,533

Notes to Schedules of Investments

(Continued)

The Funds’ policy is to recognize transfers in and transfers out of a level as of the beginning of the reporting period. The Funds did not have transfers between Level 1 and Level 2 during the period ended June 30, 2013.

To adjust for the time difference between local market close and the calculation of the net asset value, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

There were no Level 3 instruments held at June 30, 2013 or September 30, 2012 for the JOHCM Emerging Markets Opportunities Fund, JOHCM International Select Fund, and JOHCM Global Equity Fund.

Additional Information to Evaluate Quantitative Information.

The Funds use recognized industry pricing services that are approved by the Board and unaffiliated with DundeeWealth US, LP, the investment adviser to the Funds (the “Adviser”), to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair value prices for non-North and South American foreign equity securities are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which a Fund calculates NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent

Notes to Schedules of Investments

(Continued)

prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board with respect to fair valuation events.

NOTE C. Tax Disclosure - The Funds intend to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2013.

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2012, JOHCM International Select Fund deferred qualified late year losses of $9,414,266 of which $7,633,633 is short-term and $1,780,633 is long-term.

For the year ended September 30, 2012, JOHCM International Select Fund had a capital loss carryforward of $843,592 which is short-term in character and not subject to expiration.

Schedule of Investments

Mount Lucas U.S. Focused Equity Fund
June 30, 2013 (Unaudited)

	Number	Market
	of Shares	Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 10.3%
DR Horton, Inc.	16,138	$343,417
The Gap, Inc.	8,577	357,918
The Home Depot, Inc.	5,423	420,120
Lennar Corp.	9,386	338,271
PulteGroup, Inc. *	22,167	420,508
Ross Stores, Inc.	4,417	286,266
Whirlpool Corp.	16,302	1,864,297
		4,030,797
Consumer Staples - 12.9%
The Clorox Co.	4,147	344,782
Conagra Foods, Inc.	10,114	353,282
Dean Foods Co. *	18,512	185,490
The Hershey Co.	4,116	367,476
McCormick & Co., Inc.	5,015	352,855
Safeway, Inc.	138,678	3,281,121
Whitewave Foods Co., Cl. A*	4,671	75,904
Whitewave Foods Co., Cl. B*	6,787	103,162
		5,064,072
Energy - 20.1%
Marathon Petroleum Corp.	39,593	2,813,479
Murphy Oil Corp.	23,074	1,404,976
Tesoro Corp.	24,014	1,256,412
Valero Energy Corp.	68,455	2,380,180
		7,855,047
Financials - 18.4%
The Allstate Corp.	33,081	1,591,858
Berkshire Hathaway, Inc., Cl. B *	3,401	380,640
Cincinnati Financial Corp.	7,755	355,954
Lincoln National Corp.	45,376	1,654,863
Prudential Financial, Inc.	23,299	1,701,526
The Travelers Companies, Inc.	19,223	1,536,302
		7,221,143
Health Care - 2.9%
AmeriSourceBergen Corp.	7,254	404,991
McKesson Corp.	3,225	369,263
Pfizer, Inc.	12,534	351,077
		1,125,331

Industrials - 16.2%
LyondellBasell Industries NV, Cl. A	23,141	1,533,323
Northrop Grumman Corp.	40,258	3,333,362
Raytheon Co.	22,057	1,458,409
		6,325,094

Information Technology - 15.7%
Apple, Inc.	465	184,177
Seagate Technology Plc	92,596	4,151,079
Western Digital Corp.	28,998	1,800,486
		6,135,742

Materials - 1.6%
CST Brands Inc.*	7,585	233,694
The Sherwin-Williams Co.	2,137	377,394
		611,088

Media - 0.9%
Time Warner, Inc.	6,368	368,198

Total Common Stocks
(Cost $33,122,924)		38,736,512

Schedule of Investments
(Continued)

Mount Lucas U.S. Focused Equity Fund
June 30, 2013 (Unaudited)

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 0.9%
BNY Mellon Cash Reserve,
0.01%**, due 7/01/13	$384,351	$384,351

Total Short-Term Investments
(Cost $384,351)		384,351
Total Investments - 99.9%
(Cost $33,507,275)***		39,120,863
Other Assets Less Liabilities - 0.1%		28,535
NET ASSETS - 100.0%		$39,149,398

*	Non-income producing security.
**	Current yield as of June 30, 2013.
***	Aggregate tax cost is $33,553,215
	and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$5,893,574
	Gross unrealized depreciation	(325,926)
	Net unrealized appreciation	$5,567,648

Sector Allocation (Unaudited)	% of Net Assets
Energy	20.1%
Financials	18.4
Industrials	16.2
Information Technology	15.7
Consumer Staples	12.9
Consumer Discretionary	10.3
Health Care	2.9
Materials	1.6
Media	0.9
Short-Term Investments and other	1.0
100.0%

See Notes to the Schedule of Investments

Mount Lucas U.S. Focused Equity Fund

Notes to the Schedule of Investments

June 30, 2013 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees of DundeeWealth Funds (the “Board”). Fair value prices for foreign equity securities located outside of North and South America are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Mount Lucas Management LP’s (the “Sub-Adviser” or “Mount Lucas”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

At June 30, 2013, the Fund had no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call

Notes to the Schedule of Investments

June 30, 2013 (Continued)

options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

At June 30, 2013, the Fund held no investments in options.

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities
Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2013, is as follows:

Level 1 - Quoted Prices*	$ 39,120,863
Total Market Value of Investments	$ 39,120,863
_______________
* Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

The Fund’s policy is to recognize transfers in and transfers out of a level as of the beginning of the reporting period. The Fund did not have transfers between Level 1 and Level 2 at June 30, 2013.

There were no Level 2 or 3 investments held at June 30, 2013 or September 30, 2012.

Additional Information to Evaluate Quantitative Information.

The Fund uses recognized industry pricing services that are approved by the Board and unaffiliated with DundeeWealth US, LP, the investment adviser to the Fund (the “Adviser”), to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Notes to the Schedule of Investments

June 30, 2013 (Continued)

Fair value prices for non-North and South American foreign equity securities are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund calculates NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board with respect to fair valuation events.

NOTE C. Tax Disclosure - The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2013.

For the year ended September 30, 2012, the Fund had a capital loss carryforward of $209,324, which is available to reduce future required distributions of net capital gains to shareholders, through 2018.

Schedule of Investments

Smith Group Large Cap Core Growth Fund
June 30, 2013 (Unaudited)

	Number	Market
	of Shares	Value
COMMON STOCKS - 98.5%
Consumer Discretionary - 14.7%
Abercrombie & Fitch Co., Class A	27,200	$1,230,800
Gentex Corp.	58,800	1,355,340
Mattel, Inc.	30,220	1,369,268
priceline.com, Inc. *	1,700	1,406,121
The Home Depot, Inc.	17,600	1,363,472
Whirlpool Corp.	10,400	1,189,344
		7,914,345

Consumer Staples - 9.9%
Costco Wholesale Corp.	12,200	1,348,954
Ingredion, Inc.	19,700	1,292,714
Kimberly-Clark Corp.	13,800	1,340,532
The Kroger Co.	38,600	1,333,244
		5,315,444

Energy - 12.2%
Chevron Corp.	11,200	1,325,408
Exxon Mobil Corp.	14,810	1,338,083
Helmerich & Payne, Inc.	21,890	1,367,031
National Oilwell Varco, Inc.	18,900	1,302,210
Valero Energy Corp.	35,600	1,237,812
		6,570,544

Financials - 15.0%
American Express Co.	18,380	1,374,089
Discover Financial Services	27,900	1,329,156
JP Morgan Chase & Co.	25,300	1,335,587
The Chubb Corp.	15,600	1,320,540
The Travelers Companies, Inc.	16,400	1,310,688
US Bancorp	38,500	1,391,775
		8,061,835

Health Care - 15.0%
Actavis, Inc. *	10,700	1,350,554
Johnson & Johnson	15,800	1,356,588
McKesson Corp.	11,810	1,352,245
Omnicare, Inc.	28,700	1,369,277
ResMed, Inc.	28,400	1,281,692
The Cooper Companies, Inc.	11,100	1,321,455
		8,031,811

Industrials - 9.9%
Alaska Air Group, Inc. *	24,200	1,258,400
AMETEK, Inc.	31,650	1,338,795
Avery Dennison Corp.	31,400	1,342,664
Wabtec Corp.	25,300	1,351,779
		5,291,638

Information Technology - 19.4%
Accenture Plc, Class A	16,600	1,194,536
AOL, Inc.	37,400	1,364,352
Cadence Design Systems, Inc. *	91,100	1,319,128
CoreLogic, Inc. *	53,300	1,234,961
Hewlett-Packard Co.	52,400	1,299,520
NetApp, Inc.	35,300	1,333,634
SanDisk Corp. *	22,700	1,386,970
Western Digital Corp.	21,000	1,303,890
		10,436,991

Schedule of Investments
(Continued)

Smith Group Large Cap Core Growth Fund
June 30, 2013 (Unaudited)

	Number	Market
	of Shares	Value
COMMON STOCKS (continued)
Materials - 2.4%
Rock Tenn Co., Class A	12,700	$1,268,476

Total Common Stocks
(Cost $44,146,142)		52,891,084

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.7%
BNY Mellon Cash Reserve,
0.01%**, due 07/01/13	$928,077	928,077

Total Short-Term Investments
(Cost $928,077)		928,077

Total Investments - 100.2%
(Cost $45,074,219)***		53,819,161
Liabilities in Excess of Other Assets - (0.2)%		(122,854)
NET ASSETS - 100.0%		$53,696,307

*	Non-income producing security.
**	Current yield as of June 28, 2013.
***	Aggregate tax cost is $45,081,603
	and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$9,664,208
	Gross unrealized depreciation	(926,650)
	Net unrealized appreciation	$8,737,558

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	19.4%
Financials	15.0
Health Care	15.0
Consumer Discretionary	14.7
Energy	12.2
Consumer Staples	9.9
Industrials	9.9
Materials	2.4
Short-Term Investments and Other	1.5
100.0%

See Notes to Schedule of Investments

Smith Group Large Cap Core Growth Fund

Notes to Schedule of Investments

June 30, 2013 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees of DundeeWealth Funds (the “Board”). Fair value prices for foreign equity securities located outside of North and South America are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Smith Asset Management Group, L.P.’s (the “Sub-Adviser” or “Smith”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

At June 30, 2013, the Fund held no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or

Notes to Schedule of Investments

(Continued)

hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

At June 30, 2013, the Fund held no investments in options.

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities
Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2013, is as follows:

Level 1 - Quoted Prices*	$ 53,819,161
Total Market Value of Investments	$ 53,819,161
_______________
* Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

The Fund’s policy is to recognize transfers in and transfers out of a level as of the beginning of the reporting period. The Fund did not have transfers between Level 1 and Level 2 during the period ended June 30, 2013.

There were no Level 2 or 3 investments held at June 30, 2013 or September 30, 2012.

Additional Information to Evaluate Quantitative Information.

The Fund uses recognized industry pricing services that are approved by the Board and unaffiliated with DundeeWealth US, LP, the investment adviser to the Fund (the “Adviser”), to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Notes to Schedule of Investments

(Continued)

Fair value prices for non-North and South American foreign equity securities are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund calculates NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board with respect to fair valuation events.

NOTE C. Tax Disclosure - The Fund intends to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2013.

For the year ended September 30, 2012, the Fund had a capital loss carryforward of $6,619,530, which is available to reduce future required distributions of net capital gains to shareholders. $64,141 is available through 2017; $6,555,389 is available through 2018.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DundeeWealth Funds

By (Signature and Title)*	/s/ Amy D. Duling
Amy D. Duling, President
(principal executive officer)

Date	08/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy D. Duling
Amy D. Duling, President
(principal executive officer)

Date	08/29/13

By (Signature and Title)*	/s/ John H. Leven
John H. Leven, Treasurer
(principal financial officer)

Date	08/29/13

*Print the name and title of each signing officer under his or her signature.